CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividends, Per Share, Declared	$ 1.18	$ 0.78	$ 0.40